Other Related Party Transactions - Creator Fund (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Transaction with principal shareholder		$ 9	$ 530	$ 21
Affiliated Entity | Creator Fund
Related Party Transaction [Line Items]
Transaction with principal shareholder	$ 22